ACQUISITIONS / BUSINESS COMBINATION (Tables)	6 Months Ended	12 Months Ended
	May 31, 2021	Nov. 30, 2020
Business Combinations [Abstract]
Schedule of asset acquisition

The estimated total cost of the acquisition has been allocated as follows (in thousands):

Assets acquired
Accounts receivable	$465
Prepaid expenses	165
Inventory	82
Property and equipment	180
Intangible assets	2,810
Total acquired assets	$3,702

Schedule of estimated fair value of assets acquired and liabilities assumed

The estimated fair value of assets acquired and liabilities assumed on May 5, 2020 is as follows:

Property and equipment	$67
Goodwill	651
Right-of-use asset, net	54
Loan payable	(123)
Operating lease liability, current	(35)
Operating lease liability, noncurrent	(19)
Other net asset (liabilities)	(38)
Net Assets	$557

The estimated fair value of assets acquired and liabilities assumed on May 5, 2020 is as follows:
Property and equipment	$67,017
Goodwill	650,787
Right-of-use asset, net	54,425
Loan payable	(122,548)
Operating lease liability, current	(35,191)
Operating lease liability, noncurrent	(19,234)
Other net assets (liabilities)	(37,690)
Net Assets	$557,566